Equity (Tables)	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
Summary of option activity
Stock options	Shares	Weighted average exercise price	Aggregate intrinsic value (1)
Outstanding as of December 31, 2018	881,867	$2.34	$-
Forfeited	(93,000)
Exercised	-
Outstanding as of June 30, 2019	788,867	2.34	$-
Exercisable as of June 30, 2019	762,667	2.42	$-